iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 3,920 $ 2,117,349
General Electric Co. ....................... 55,788 16,649,928
Rocket Lab Corp.
(a) (b)
...................... 23,020 970,063
19,737,340
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,186 982,770
a
Banks  —  1 .6%
Citizens Financial Group, Inc. ................ 23,202 1,255,228
Fifth Third Bancorp ....................... 35,542 1,544,655
Huntington Bancshares, Inc. ................. 84,008 1,369,331
KeyCorp ............................... 48,715 895,382
M&T Bank Corp. ......................... 8,288 1,576,543
PNC Financial Services Group, Inc. (The) ........ 20,760 3,959,347
Regions Financial Corp. .................... 47,289 1,203,505
Truist Financial Corp. ...................... 67,257 3,127,451
U.S. Bancorp ........................... 82,063 4,025,190
18,956,632
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 67,874 1,893,685
a
Biotechnology  —  1 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 6,891 3,109,426
Biogen, Inc.
(a)
........................... 7,717 1,405,188
Incyte Corp.
(a)
........................... 8,686 907,340
Insmed, Inc.
(a)
........................... 11,113 2,308,948
Neurocrine Biosciences, Inc.
(a)
................ 5,195 790,471
Regeneron Pharmaceuticals, Inc. .............. 5,483 4,277,782
United Therapeutics Corp.
(a)
.................. 2,254 1,095,444
Vertex Pharmaceuticals, Inc.
(a)
................ 13,484 5,846,797
19,741,396
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 24,056 1,991,596
MercadoLibre, Inc.
(a)
....................... 2,403 4,978,488
6,970,084
a
Building Products  —  0 .7%
Allegion PLC ............................ 4,544 754,440
Builders FirstSource, Inc.
(a)
.................. 5,854 656,994
Carlisle Companies, Inc. .................... 2,255 717,248
Lennox International, Inc. ................... 1,655 825,630
Masco Corp. ............................ 11,083 718,954
Trane Technologies PLC .................... 11,708 4,934,688
8,607,954
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. ................... 4,948 2,255,002
Ares Management Corp. , Class A .............. 11,442 1,794,678
Bank of New York Mellon Corp. (The) ........... 37,572 4,211,821
BlackRock, Inc.
(c)
......................... 7,757 8,123,906
Cboe Global Markets, Inc. ................... 5,548 1,432,327
Charles Schwab Corp. (The) ................. 91,003 8,438,708
CME Group, Inc. , Class A ................... 19,016 5,352,243
Intercontinental Exchange, Inc. ............... 30,290 4,764,617
LPL Financial Holdings, Inc. .................. 4,225 1,504,269
Moody's Corp. ........................... 8,574 4,207,948
Nasdaq, Inc. ............................ 24,596 2,236,268
Northern Trust Corp. ....................... 10,283 1,350,569
Raymond James Financial, Inc. ............... 10,183 1,594,047
S&P Global, Inc. ......................... 16,478 8,219,721
State Street Corp. ........................ 15,413 1,834,455
Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 11,821 $ 1,210,234
Tradeweb Markets, Inc. , Class A ............... 6,183 673,082
59,203,895
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 11,716 3,058,462
CF Industries Holdings, Inc. .................. 8,576 674,931
International Flavors & Fragrances, Inc. .......... 13,453 934,714
Linde PLC ............................. 24,674 10,124,236
PPG Industries, Inc. ....................... 12,075 1,207,983
RPM International, Inc. ..................... 6,791 728,335
16,728,661
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 18,960 3,526,939
Copart, Inc.
(a)
........................... 48,239 1,880,356
Republic Services, Inc. ..................... 11,478 2,491,415
Rollins, Inc. ............................. 14,898 915,929
Veralto Corp. ............................ 13,024 1,318,289
Waste Management, Inc. .................... 21,238 4,627,123
14,760,051
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 56,200 7,344,216
Ciena Corp.
(a)
........................... 7,416 1,514,422
F5, Inc.
(a)
.............................. 3,026 723,698
Motorola Solutions, Inc. .................... 8,809 3,256,511
12,838,847
a
Construction & Engineering  —  0 .5%
Comfort Systems USA, Inc. .................. 1,848 1,805,385
Quanta Services, Inc. ...................... 7,855 3,651,633
5,457,018
a
Construction Materials  —  0 .7%
CRH PLC .............................. 35,454 4,253,062
Martin Marietta Materials, Inc. ................ 3,172 1,976,917
Vulcan Materials Co. ...................... 6,938 2,062,251
8,292,230
a
Consumer Finance  —  1 .6%
American Express Co. ..................... 29,345 10,718,848
Capital One Financial Corp. .................. 33,790 7,402,375
Synchrony Financial ....................... 20,357 1,574,818
19,696,041
a
Consumer Staples Distribution & Retail  —  0 .3%
Dollar General Corp. ...................... 11,590 1,268,989
Sysco Corp. ............................ 25,380 1,933,956
3,202,945
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 120,879 1,029,889
Avery Dennison Corp. ...................... 4,094 705,683
Ball Corp. .............................. 13,463 666,822
International Paper Co. ..................... 26,466 1,044,878
3,447,272
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 7,377 961,961
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 11,572 779,606
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 376,149 $ 9,787,397
Verizon Communications, Inc. ................ 221,745 9,115,937
18,903,334
a
Electric Utilities  —  0 .0%
Oklo, Inc. , Class A
(a)
....................... 5,821 531,923
a
Electrical Equipment  —  1 .7%
AMETEK, Inc. ........................... 12,197 2,413,664
Bloom Energy Corp. , Class A
(a)
................ 11,691 1,277,125
Eaton Corp. PLC ......................... 20,499 7,090,399
GE Vernova, Inc. ......................... 14,324 8,591,106
Hubbell, Inc. ............................ 2,798 1,207,141
20,579,435
a
Electronic Equipment, Instruments & Components  —  1 .2%
CDW Corp. ............................. 6,891 993,820
Corning, Inc. ............................ 42,924 3,614,201
Flex Ltd.
(a) (b)
............................ 19,905 1,176,584
Jabil, Inc. .............................. 5,654 1,191,354
Keysight Technologies, Inc.
(a)
................. 9,046 1,790,656
TE Connectivity PLC ...................... 15,507 3,506,908
Trimble, Inc.
(a) (b)
.......................... 12,561 1,022,717
Zebra Technologies Corp. , Class A
(a)
............ 2,701 682,678
13,978,918
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 12,481 2,521,536
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,161 1,071,233
Live Nation Entertainment, Inc.
(a)
.............. 8,562 1,125,475
4,718,244
a
Financial Services  —  3 .6%
Apollo Global Management, Inc. ............... 23,119 3,048,240
Fidelity National Information Services, Inc. ........ 27,969 1,839,521
Fiserv, Inc.
(a)
............................ 28,664 1,761,976
Global Payments, Inc. ..................... 13,069 990,107
Jack Henry & Associates, Inc. ................ 3,922 684,311
PayPal Holdings, Inc. ...................... 48,389 3,033,506
Rocket Companies, Inc. , Class A .............. 48,531 969,649
Toast, Inc. , Class A
(a)
...................... 24,451 835,980
Visa, Inc. , Class A ........................ 89,524 29,940,407
43,103,697
a
Food Products  —  0 .4%
General Mills, Inc. ........................ 28,101 1,330,582
Hershey Co. (The) ........................ 7,760 1,459,501
Hormel Foods Corp. ....................... 15,840 367,647
J M Smucker Co. (The) ..................... 5,626 586,117
Kellanova .............................. 15,499 1,296,336
5,040,183
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 4,068 707,669
Old Dominion Freight Line, Inc. ............... 9,918 1,341,806
2,049,475
a
Health Care Equipment & Supplies  —  1 .7%
Dexcom, Inc.
(a)
.......................... 20,632 1,309,513
Edwards Lifesciences Corp.
(a)
................ 30,770 2,666,836
GE HealthCare Technologies, Inc. ............. 24,235 1,938,558
Hologic, Inc.
(a)
........................... 11,741 880,223
IDEXX Laboratories, Inc.
(a)
................... 4,200 3,162,096
Insulet Corp.
(a)
........................... 3,703 1,211,585
ResMed, Inc. ........................... 7,659 1,959,402
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................... 18,130 $ 6,729,493
Zimmer Biomet Holdings, Inc. ................ 10,493 1,023,277
20,880,983
a
Health Care Providers & Services  —  0 .9%
Elevance Health, Inc. ...................... 11,832 4,002,292
HCA Healthcare, Inc. ...................... 8,630 4,386,543
Humana, Inc. ........................... 6,322 1,553,758
Labcorp Holdings, Inc. ..................... 4,417 1,187,201
11,129,794
a
Health Care REITs  —  0 .9%
Alexandria Real Estate Equities, Inc. ............ 8,209 440,577
Healthpeak Properties, Inc. .................. 36,679 669,759
Ventas, Inc. ............................ 23,850 1,923,025
Welltower, Inc. ........................... 35,158 7,320,599
10,353,960
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 8,175 1,964,371
a
Hotels, Restaurants & Leisure  —  1 .7%
Booking Holdings, Inc. ..................... 1,704 8,374,632
Chipotle Mexican Grill, Inc.
(a)
................. 70,402 2,430,277
Darden Restaurants, Inc. ................... 6,135 1,101,723
Domino's Pizza, Inc. ....................... 1,688 708,335
Hilton Worldwide Holdings, Inc. ............... 12,359 3,522,686
Royal Caribbean Cruises Ltd. ................ 13,619 3,626,059
19,763,712
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 14,160 2,251,581
Garmin Ltd. ............................. 8,602 1,680,143
NVR, Inc.
(a)
............................. 142 1,066,035
PulteGroup, Inc. ......................... 10,593 1,347,324
6,345,083
a
Household Products  —  0 .3%
Church & Dwight Co., Inc. ................... 12,752 1,085,960
Clorox Co. (The) ......................... 6,410 691,895
Kimberly-Clark Corp. ...................... 17,448 1,903,926
3,681,781
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 48,861 6,280,104
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 26,907 2,968,111
American Financial Group, Inc. ............... 3,482 479,541
American International Group, Inc. ............. 29,218 2,225,243
Aon PLC , Class A ........................ 10,801 3,822,690
Arch Capital Group Ltd.
(a)
................... 19,693 1,849,567
Arthur J Gallagher & Co. .................... 13,519 3,347,575
Brown & Brown, Inc. ....................... 15,244 1,226,075
Chubb Ltd. ............................. 19,851 5,879,469
Cincinnati Financial Corp. ................... 8,176 1,370,216
Everest Group Ltd. ........................ 2,247 706,210
Hartford Insurance Group, Inc. (The) ............ 14,842 2,033,799
Markel Group, Inc.
(a)
....................... 667 1,387,653
Marsh & McLennan Companies, Inc. ............ 25,902 4,751,722
Principal Financial Group, Inc. ................ 11,736 995,447
Progressive Corp. (The) .................... 30,787 7,043,758
Prudential Financial, Inc. .................... 18,545 2,007,496
Travelers Companies, Inc. (The) ............... 11,806 3,457,505
W R Berkley Corp. ........................ 16,011 1,243,895

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 5,126 $ 1,645,446
48,441,418
a
Interactive Media & Services  —  0 .1%
Pinterest, Inc. , Class A
(a)
.................... 31,446 821,370
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 32,579 8,144,750
Cloudflare, Inc. , Class A
(a)
................... 16,520 3,307,469
Gartner, Inc.
(a)
........................... 3,973 924,676
GoDaddy, Inc. , Class A
(a)
.................... 7,282 931,077
MongoDB, Inc. , Class A
(a)
................... 4,275 1,420,882
Okta, Inc. , Class A
(a)
....................... 8,840 710,117
Snowflake, Inc.
(a) (b)
........................ 16,962 4,261,533
Twilio, Inc. , Class A
(a)
...................... 8,058 1,045,042
VeriSign, Inc. ........................... 4,390 1,106,236
21,851,782
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 14,892 2,285,922
Danaher Corp. .......................... 33,925 7,693,512
Illumina, Inc.
(a)
........................... 8,068 1,060,539
IQVIA Holdings, Inc.
(a)
...................... 8,949 2,058,359
Mettler-Toledo International, Inc.
(a)
............. 1,081 1,596,334
Waters Corp.
(a)
.......................... 3,129 1,262,301
West Pharmaceutical Services, Inc. ............ 3,779 1,047,728
17,004,695
a
Machinery  —  2 .7%
CNH Industrial N.V. ....................... 47,380 446,793
Cummins, Inc. ........................... 7,256 3,613,343
Deere & Co. ............................ 13,529 6,284,085
Fortive Corp. ............................ 17,880 956,222
IDEX Corp. ............................. 3,971 690,676
Illinois Tool Works, Inc. ..................... 14,503 3,615,308
Nordson Corp. ........................... 2,828 672,103
Otis Worldwide Corp. ...................... 20,597 1,830,043
PACCAR, Inc. ........................... 27,599 2,909,487
Parker-Hannifin Corp. ...................... 6,654 5,733,752
Pentair PLC ............................ 8,765 922,429
Snap-on, Inc. ........................... 2,738 931,057
Westinghouse Air Brake Technologies Corp. ....... 8,988 1,874,447
Xylem, Inc. ............................. 12,780 1,797,763
32,277,508
a
Media  —  0 .4%
Comcast Corp. , Class A .................... 194,269 5,185,040
a
Metals & Mining  —  0 .2%
Reliance, Inc. ........................... 2,772 774,275
Steel Dynamics, Inc. ....................... 7,373 1,237,411
2,011,686
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 35,418 807,530
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 7,968 576,564
a
Passenger Airlines  —  0 .0%
United Airlines Holdings, Inc.
(a)
................ 4,351 443,628
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 12,358 1,162,517
a
Security Shares Value
a
Pharmaceuticals  —  0 .3%
Royalty Pharma PLC , Class A ................ 21,616 $ 865,072
Zoetis, Inc. , Class A ....................... 23,381 2,996,977
3,862,049
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 21,233 5,420,785
Booz Allen Hamilton Holding Corp. , Class C ....... 6,494 541,989
Broadridge Financial Solutions, Inc. ............ 6,228 1,420,544
Equifax, Inc. ............................ 6,556 1,392,298
Jacobs Solutions, Inc. ...................... 6,292 848,224
Paychex, Inc. ........................... 16,895 1,887,003
Paycom Software, Inc. ..................... 2,649 426,939
TransUnion ............................. 10,252 871,933
Verisk Analytics, Inc. ....................... 7,354 1,655,165
14,464,880
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 15,627 2,528,917
CoStar Group, Inc.
(a)
....................... 22,324 1,535,891
Zillow Group, Inc. , Class C , NVS
(a)
............. 8,805 654,916
4,719,724
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 7,476 1,360,184
Equity Residential ........................ 19,225 1,187,144
Invitation Homes, Inc. ...................... 30,692 865,514
3,412,842
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 35,874 741,157
Realty Income Corp. ....................... 48,055 2,768,448
Regency Centers Corp. .................... 9,113 648,481
4,158,086
a
Semiconductors & Semiconductor Equipment  —  36 .3%
Advanced Micro Devices, Inc.
(a)
............... 85,403 18,577,715
Analog Devices, Inc. ....................... 25,902 6,872,837
Applied Materials, Inc. ..................... 41,913 10,572,554
Broadcom, Inc. .......................... 236,084 95,132,409
Credo Technology Group Holding Ltd.
(a)
.......... 8,178 1,452,413
Entegris, Inc. ............................ 8,020 618,663
First Solar, Inc.
(a) (b)
........................ 5,352 1,460,668
Intel Corp.
(a)
............................ 237,863 9,647,723
KLA Corp. .............................. 6,941 8,158,937
Lam Research Corp. ...................... 66,326 10,346,856
Marvell Technology, Inc. .................... 45,448 4,063,051
Microchip Technology, Inc. ................... 28,468 1,525,315
Micron Technology, Inc. ..................... 59,071 13,969,110
Monolithic Power Systems, Inc. ............... 2,513 2,332,491
NVIDIA Corp. ........................... 1,278,648 226,320,696
NXP Semiconductors N.V. ................... 13,344 2,601,279
ON Semiconductor Corp.
(a)
.................. 21,577 1,084,029
QUALCOMM, Inc. ........................ 56,481 9,493,891
Teradyne, Inc. ........................... 8,347 1,518,236
Texas Instruments, Inc. ..................... 47,842 8,050,373
433,799,246
a
Software  —  8 .0%
Adobe, Inc.
(a)
............................ 22,008 7,045,421
AppLovin Corp. , Class A
(a)
................... 12,143 7,279,486
Atlassian Corp. , Class A
(a)
................... 8,745 1,307,552
Autodesk, Inc.
(a)
.......................... 11,213 3,401,351
Bentley Systems, Inc. , Class B ................ 8,523 357,625
Cadence Design Systems, Inc.
(a)
.............. 14,346 4,473,657
Datadog, Inc. , Class A
(a)
.................... 16,133 2,581,441
Docusign, Inc.
(a)
.......................... 10,514 729,146

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Dynatrace, Inc.
(a)
......................... 16,053 $ 715,322
Fair Isaac Corp.
(a)
......................... 1,260 2,275,346
Fortinet, Inc.
(a)
........................... 34,156 2,771,076
Gen Digital, Inc. .......................... 27,771 732,321
HubSpot, Inc.
(a)
.......................... 2,635 967,888
Intuit, Inc. .............................. 14,662 9,296,881
Nutanix, Inc. , Class A
(a)
..................... 13,388 639,946
Oracle Corp. ............................ 90,017 18,178,933
Palo Alto Networks, Inc.
(a)
................... 35,590 6,766,727
PTC, Inc.
(a)
............................. 6,295 1,104,332
Roper Technologies, Inc. .................... 5,683 2,535,868
Samsara, Inc. , Class A
(a)
.................... 18,283 695,302
ServiceNow, Inc.
(a)
........................ 10,939 8,886,953
Strategy, Inc. , Class A
(a)
.................... 13,722 2,431,264
Synopsys, Inc.
(a)
......................... 9,786 4,090,646
Tyler Technologies, Inc.
(a)
................... 2,266 1,064,159
Workday, Inc. , Class A
(a)
.................... 11,393 2,456,559
Zoom Communications, Inc. , Class A
(a)
.......... 13,259 1,126,485
Zscaler, Inc.
(a)
........................... 5,417 1,362,376
95,274,063
a
Specialized REITs  —  1 .5%
American Tower Corp. ..................... 24,689 4,475,375
Crown Castle, Inc. ........................ 22,881 2,088,578
Digital Realty Trust, Inc. .................... 17,918 2,869,030
Equinix, Inc. ............................ 5,157 3,884,820
Iron Mountain, Inc. ........................ 15,558 1,343,433
Public Storage ........................... 8,312 2,281,976
SBA Communications Corp. , Class A ............ 5,648 1,097,237
18,040,449
a
Specialty Retail  —  4 .6%
AutoZone, Inc.
(a)
......................... 880 3,479,810
Best Buy Co., Inc. ........................ 10,510 833,233
Burlington Stores, Inc.
(a)
.................... 3,318 836,899
Carvana Co. , Class A
(a)
..................... 6,894 2,581,803
Dick's Sporting Goods, Inc. .................. 3,489 720,723
Home Depot, Inc. (The) .................... 52,401 18,702,965
Lowe's Companies, Inc. .................... 29,535 7,161,647
O'Reilly Automotive, Inc.
(a)
................... 44,660 4,541,922
Ross Stores, Inc. ......................... 17,139 3,022,634
TJX Companies, Inc. (The) .................. 58,365 8,866,811
Tractor Supply Co. ........................ 27,861 1,526,225
Ulta Beauty, Inc.
(a)
........................ 2,351 1,266,789
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 6,395 $ 1,151,164
54,692,625
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Hewlett Packard Enterprise Co. ............... 69,478 1,519,484
NetApp, Inc. ............................ 10,464 1,167,364
Pure Storage, Inc. , Class A
(a)
................. 16,397 1,458,677
Seagate Technology Holdings PLC ............. 11,177 3,092,564
Western Digital Corp. ...................... 18,212 2,974,566
10,212,655
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 7,794 686,106
Lululemon Athletica, Inc.
(a)
................... 5,663 1,043,011
1,729,117
a
Trading Companies & Distributors  —  0 .5%
Fastenal Co. ............................ 60,136 2,429,495
Ferguson Enterprises, Inc. ................... 10,302 2,592,704
Watsco, Inc. ............................ 1,826 632,526
5,654,725
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 10,295 1,339,071
a
Total Long-Term Investments — 99.8%
(Cost: $ 893,218,225 ) ................................ 1,193,506,655
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 6,946,838 6,950,311
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 1,112,198 1,112,198
a
Total Short-Term Securities — 0.7%
(Cost: $ 8,062,506 ) .................................. 8,062,509
Total Investments — 100.5%
(Cost: $ 901,280,731 ) ................................ 1,201,569,164
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (6,339,096)
Net Assets — 100.0% ................................. $ 1,195,230,068
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 10,188,329 $ — $ (3,238,137)
(a)
$ 1,943 $ (1,824) $ 6,950,311 6,946,838 $ 3,204
(b)
$ —

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ 1,973,222 $ — $ (861,024)
(a)
$ — $ — $ 1,112,198 1,112,198 $ 14,205 $ —
BlackRock, Inc. .... 9,923,341 41,869 (1,186,127) 276,975 (932,152) 8,123,906 7,757 45,869 —
$ 278,918 $ (933,976)
$ 16,186,415
$ 63,278 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 2 12/19/25 $ 686 $ 13,674
E-Mini Technology Select Sector Index ....................................................... 3 12/19/25 866 17,686
$ 31,360

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Advanced MSCI USA ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,193,506,655  $ —  $ —  $ 1,193,506,655
Short-Term Securities
Money Market Funds ...................................... 8,062,509  —  —  8,062,509
$ 1,201,569,164  $ —  $ —  $ 1,201,569,164
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,360  $ —  $ —  $ 31,360
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)